UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shah Capital Management
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

/s/ Himanshu H. Shah              Raleigh, NC              January 26, 2007

Additional Information: This ammendment serves to add several positions that were left out of the initial 13F report on the Information Table

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: 4,245(thousands)


List of Other Included Managers:        NONE

          COLUMN 1              COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- --------------  ----------- -------- -----------------  ---------- --------  -------------------------
                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHRS OR SH/  PUT/  INVESTMENT  OTHER    -------------------------
       NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS    SOLE   SHARED    NONE
----------------------------- --------------  ----------- -------- ------- ---  ----  ---------- --------  -------- ------- --------
UTSTARCOM INC                 COM             918076 10 0   1418   162000   SH        SOLE                  162000
CHINA YUCHAI INTL LTD         COM             G21082 10 5    697   101134   SH        SOLE                  101134
BRILLIANCE CHINA AUTO HLDG L  SPONSORED ADR   10949Q 10 5    545    30000   SH        SOLE                   30000
CHIQUITA BRANDS INTL INC      COM             170032 80 9    287    18000   SH        SOLE                   18000
TELE NORTE LESTE PART S A     SPON ADR PFD    879246 10 6    276    18500   SH        SOLE                   18500
SCOR                          SPONSORED ADR   80917Q 10 6    221    74500   SH        SOLE                   74500
MILACRON INC                  COM             598709 10 3    217   271000   SH        SOLE                  271000
ABITIBI-CONSOLIDATED INC      COM             003924 10 7    170    66500   SH        SOLE                   66500
YANZHOU COAL MNG CO LTD       SPON ADR H SHS  984846 10 5    161   200000   SH        SOLE                  200000
CHINA UNICOM LTD              SPONSORED ADR   16945R 10 4    149    10000   SH        SOLE                   10000
NEC CORP                      ADR             629050 20 4     49    10170   SH        SOLE                   10170
LEAPFROG ENTERPRISES INC      CL A            52186N 10 6     32     3350   SH        SOLE                    3350
CELESTICA INC                 SUB VTG SHS     15101Q 10 8     23     3000   SH        SOLE                    3000